SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Revenue	$ 15,116,783	$ 16,872,539	$ 19,444,182
Accounts receivable net	1,684,644	1,429,299
Cost of revenue	14,120,777	16,680,941	22,615,318
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 2,081,273	$ 2,631,405	$ 3,935,712
Concentration risk, percentage	12.60%	14.20%	16.40%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.30%	31.30%
Accounts receivable net	$ 38,884	$ 459,954
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 2,991,256	$ 3,362,796	$ 3,766,619
Concentration risk, percentage	18.10%	18.10%	15.70%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	8.00%	0.00%
Accounts receivable net	$ 134,812
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 2,647,457	$ 4,065,106	$ 4,640,927
Concentration risk, percentage	16.00%	21.90%	19.30%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%	29.80%
Accounts receivable net	$ 219,836	$ 437,898
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 7,719,986	$ 10,059,307	$ 12,343,258
Concentration risk, percentage	46.70%	54.20%	51.40%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	23.30%	61.10%
Accounts receivable net	$ 393,532	$ 897,852
Supplier A [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	8.30%	13.40%	13.10%
Cost of revenue	$ 1,176,108	$ 2,233,892	$ 2,954,629
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	3.40%	2.10%
Cost of revenue	$ 78,224	$ 54,188
Supplier B [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	9.10%	7.70%	14.70%
Cost of revenue	$ 1,286,457	$ 1,279,227	$ 3,332,291
Supplier B [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	5.10%	2.00%
Cost of revenue	$ 115,869	$ 51,156
Supplier C [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	5.40%	10.90%	14.60%
Cost of revenue	$ 760,007	$ 1,815,015	$ 3,297,225
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	4.20%
Cost of revenue		$ 108,743
Panaicia Pty Ltd [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	45.80%	33.10%	26.20%
Cost of revenue	$ 6,462,561	$ 5,526,462	$ 5,922,908
Panaicia Pty Ltd [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	68.70%	0.00%
Cost of revenue	$ 1,563,137
Supplier D [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.90%	23.10%	2.40%
Cost of revenue	$ 1,543,703	$ 3,852,869	$ 534,804
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	12.50%	88.50%
Cost of revenue	$ 284,872	$ 2,301,224
Suppliers [Member] | Cost of Sales [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	79.50%	88.20%	71.00%
Cost of revenue	$ 11,228,836	$ 14,707,465	$ 16,041,857
Suppliers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	89.70%	96.80%
Cost of revenue	$ 2,042,102	$ 2,515,311